Contingencies, Commitments and Guarantees (Contingencies - Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014 Claims
MetLife Home Loans LLC | Subsequent Event [Member]
Loss Contingencies
Litigation Settlement, Amount	$ (123,500,000)
Minimum
Loss Contingencies
Loss Contingency, Range of Possible Loss, Portion Not Accrued		0
Minimum | Subsequent Event [Member]
Loss Contingencies
Loss Contingency, Range of Possible Loss, Portion Not Accrued	0
Maximum
Loss Contingencies
Loss Contingency, Range of Possible Loss, Portion Not Accrued		390,000,000
Maximum | Subsequent Event [Member]
Loss Contingencies
Loss Contingency, Range of Possible Loss, Portion Not Accrued	400,000,000
Superfund Site Settlement Agreements [Member]
Loss Contingencies
Number of regulatory matters and other claims		2
Maximum estimate of aggregate costs to resolve matter		1,000,000
Maximum estimate of costs for environmental testing		100,000
Superfund Site Settlement Agreements [Member] | Minimum
Loss Contingencies
Damages Sought		1,000,000
C-Mart, Inc. V. Metropolitan Life Insurance Company, Et Al [Member] | Subsequent Event [Member]
Loss Contingencies
Loss Contingency, Estimate of Possible Loss	23,000,000
C-Mart, Inc. V. Metropolitan Life Insurance Company, Et Al [Member] | Maximum
Loss Contingencies
Loss Contingency, Estimate of Possible Loss		23,000,000
Derivative Actions And Demands [Member]
Loss Contingencies
Number of plaintiffs		2
New York Licensing Inquiry [Member] | Department of Financial Services [Member]
Loss Contingencies
Litigation Settlement, Amount		(50,000,000)
New York Licensing Inquiry [Member] | New York County, District Attorney [Member]
Loss Contingencies
Litigation Settlement, Amount		$ (10,000,000)